Share-Based Compensation - Summary of Share Units (Deferred share units) (Parenthetical) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Long Term Liabilities [Member] | Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 10.8	$ 7.5